Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Borrowings [Line Items]
Maturity term	12 months
Short-term borrowings	$ 4,126,689	$ 9,771,623
Minimum [Member]
Borrowings [Line Items]
Capital loan annual interest rate	2.70%
Maximum [Member]
Borrowings [Line Items]
Capital loan annual interest rate	2.90%